Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Amortization of Intangible Assets [Abstract]
For the year ending June 30, 2027		¥ 540,134
For the year ending June 30, 2028		312,995
For the year ending June 30, 2029		146,174
Total	$ 147,279	¥ 999,303	¥ 1,539,437